Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	BioLineRx Ltd.
Entity Central Index Key	0001498403
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	No
Entity Incorporation State Country Code	L3
Contact Personnel Fax Number	972 (8) 642-9101
Entity Address, Address Line One	2 HaMa’ayan Street
Entity Address, City or Town	Modi’in
Entity Address, Postal Zip Code	7177871
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	922,958,942
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	001-35223
Entity a Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	true
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1309
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Philip A. Serlin
Contact Personnel Email Address	phils@biolinerx.com
Entity Address, Address Line One	2 HaMa’ayan Street
Entity Address, City or Town	Modi’in
Entity Address, Postal Zip Code	7177871
City Area Code	972
Local Phone Number	642-9100
Entity Address, Country	IL